Accrued liabilities and other payables (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued liabilities and other payables [Abstract]
Accrued interest	$ 307	$ 114
Accrued audit fees	56	57
Other accruals	1,435	999
Insurance deductibles	132	102
Other payables	41	47
Total	$ 1,971	$ 1,319